Note 1 - Summary of Significant Accounting Policies - Estimated Useful Lives of Various Classes of Assets (Details)	Mar. 31, 2026
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Minimum [Member] | Technology Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	2 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Maximum [Member] | Technology Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years